Fixed Assets, Less Accumulated Depreciation (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed Assets, Less Accumulated Depreciation [Abstract]
Depreciation expenses	$ 4,213	$ 4,550	$ 4,321
Asset impairment charge in operating expenses	239
Cost of fixed assets under capital lease	607	607
Fixed assets under capital lease, accumulated depreciation	$ 484	$ 397